ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the “Portfolio”)

Supplement dated February 1, 2012

to the Portfolio’s current Prospectuses each dated April 29, 2011

(each a “Prospectus” and collectively “Prospectuses”)

On December 15, 2011 the Portfolio’s Board of Directors (“Board”) approved a change with respect to the Portfolio’s sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC (“ING IM”) with related changes to the advisory fee payable to ING Investments, LLC (the “Adviser”). There are no proposed changes to the Portfolio’s current investment objective or strategy.

Effective on or about February 21, 2012, ING IM will begin managing the Portfolio under an interim sub-advisory agreement. This agreement may be in effect for 150 days until a shareholder meeting is held to approve the Portfolio’s new sub-advisory agreement. The proposal to enter into a permanent sub-advisory agreement with ING IM will require approval by the Portfolio’s shareholders.

Effective March 1, 2012, the Portfolio’s advisory fee payable to the Adviser will change.

A Proxy Statement/Prospectus detailing the proposal to enter into a permanent sub-advisory agreement with ING IM is expected to be mailed to shareholders on or about May 25, 2012, and a shareholder meeting is scheduled to be held on or about July 10, 2012. The Portfolio will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval is obtained, a new sub-advisory agreement with ING IM will be effective on or about July 10, 2012.

1.	Effective on or about February 21, 2012, the Portfolio’s prospectuses will be revised as follows:

a.	The sub-section entitled “Portfolio Manager” of the summary section of the Portfolio’s Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Managers
Bob Kase	Matthew Toms
Portfolio Manager (since 02/12)	Portfolio Manager (since 02//12)
Michael Mata
Portfolio Manager (since 02/12)

b.	The section entitled “Management of the Portfolios – All Portfolios except ING U.S. Bond Index Portfolio” of the Portfolio’s Prospectuses is deleted in its entirety and replaced with the following:

ING Investment Management Co. LLC

ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2010, ING IM managed approximately $59.04 billion in assets.

All Portfolios (except ING U.S. Bond Index Portfolio)

The following individuals are jointly responsible for the day-to-day management of the Portfolios:

Steve Sedmak is a portfolio manager for the Multi-Asset Strategies and Solutions group. Mr. Sedmak joined ING IM in November 2006 as a portfolio manager for the Global Quantitative Strategies team, where he was responsible for overseeing the implementation for a number of active, enhanced index and passive strategies. Prior to joining ING IM, Mr. Sedmak was a trader in the portfolio and algorithmic trading group at Stifel Nicolaus. Mr. Sedmak also worked in portfolio trading at Legg Mason and CIBC World Markets. In addition, Mr. Sedmak worked on the equity derivatives strategy team at Merrill Lynch.

May Tong is a portfolio manager for the Multi-Asset Strategies and Solutions group. Ms. Tong joined ING IM in June 2006 as a portfolio manager for the Global Quantitative Strategies team, where she was responsible for overseeing the implementation for a number of active, enhanced index and passive strategies. Prior to joining ING IM, Ms. Tong was a trader and associate portfolio manager for five years for the quantitative advisors group within Merrill Lynch Investment Managers, with oversight of passive and enhanced strategies. Ms. Tong holds the Chartered Financial Analyst designation.

With respect to Australia Index Portfolio the Adviser may, from time to time, obtain from each of the following ING IM affiliates investment advice, including factual information, research reports, investment recommendations and trading services and to grant to one or more of the ING IM affiliates investment management authority if the Adviser believes that doing so would benefit the Portfolio. Each ING IM affiliate set forth below is a registered investment adviser and an indirect wholly-owned subsidiary of ING Groep:

ING Investment Management Advisors B.V.

ING Investment Management Advisors B.V. (“IIMA” or “Sub-Adviser”) is a Netherlands corporation organized in 1896 and became an investment advisory company in 1991. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities in Canada and United States. IIMA is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. The principal address of IIMA is Schenkkade 65, 2595 AS, The Hague, The Netherlands. As of December 31, 2010, IIMA had approximately $2.26 billion under management. IIMA operates under the collective management of ING Investment Management Europe (“IIM Europe”) which, as of December 31, 2010, had approximately $206.8 billion in assets under management.

ING Investment Management Asia Pacific Hong Kong Limited

ING Investment Management Asia Pacific Hong Kong Limited (“IIM Asia Pacific” or “Sub-Adviser”) is an indirect, wholly-owned subsidiary belonging to ING Groep. IIM Asia Pacific is registered with the SEC as an investment adviser. IIM Asia Pacific operates under the collective management of ING Investment Management (“IIM”). The principal address of IIM Asia Pacific is 81st Floor, International Commerce Centre, 1 Austin Road West, Kowloon, Hong Kong. As of December 31, 2010, IIM Asia Pacific had $5.72 billion assets under management.

ING U.S. Bond Index Portfolio

The following individuals are jointly responsible for the day-to-day management of ING U.S. Bond Index Portfolio:

Bob Kase, CFA and Senior Portfolio Manager, joined ING IM in 2007. Prior to joining ING IM, Mr. Kase managed corporate, asset-backed securities, and commercial mortgage-backed securities for SunTrust Bank. Before that, he was a senior portfolio manager for American General, and before that was a senior portfolio manager at CL Capital Management.

Michael Mata, Portfolio Manager, joined ING IM in 2004, and is Head of Quantitative Research and Portfolio Analytics for the ING IM fixed-income group, responsible for the design and development of quantitative models and their application in the portfolio construction process. Prior to joining ING IM, Mr. Mata was employed by ING IM by Putnam Investments, where he was the senior risk manager for fixed-income portfolios. His previous experience includes risk management for fixed-income derivative and bond arbitrage trading at Lehman Brothers.

Matthew Toms, CFA, Portfolio Manager, joined ING IM in September, 2009 as Senior Vice President and Head of Credit. In this role, Mr. Toms directly oversees the investment teams responsible for the corporate bond and high-yield strategies for ING’s General Account as well as third party clients, and ensures the coordination of credit strategies with the global emerging market team. Prior to joining ING IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their fixed-income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.

c.	The section entitled “Management of the Portfolios – ING U.S. Bond Index Portfolio” of the Portfolio’s prospectuses is deleted in its entirety.

2.	Effective on or about March 1, 2012, the Portfolio’s prospectuses will be revised as follows:

a.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Operating Expenses” of the Portfolio’s Class ADV Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Examples” of the Portfolio’s Class ADV Prospectuses is hereby deleted and replaced with the following:

	$000,00	$000,00	$000,00	$000,00	$000,00
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs

ADV		$95	296	515	1,143

c.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class I Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.43%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]

Total Annual Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[3]

The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

d.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class I Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	138	241	542

e.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.68%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

f.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class S Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$69	218	379	847

g.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

h.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class S2 Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$85	279	498	1,127

i.

The second to last sentence in the paragraph in the section entitled “How to Buy and Sell Shares—Distribution Plan and Shareholder Service Plan” of the Portfolio’s prospectuses is hereby amended to add the following at the end of the sentence:

(for ING U.S. Bond Index Portfolio, the waiver will continue through May 1, 2013)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the “Portfolio”)

Supplement dated February 1, 2012

to the Portfolio’s Statement of Additional Information

(“SAI”) dated April 29, 2011

On December 15, 2011 the Portfolio’s Board of Directors (“Board”) approved a change with respect to the Portfolio’s sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC (“ING IM”) with related changes to the advisory fee payable to ING Investments, LLC (the “Adviser”). There are no proposed changes to the Portfolio’s current investment objective or strategy.

Effective on or about February 21, 2012, ING IM will begin managing the Portfolio under an interim sub-advisory agreement. This agreement may be in effect for 150 days until a shareholder meeting is held to approve the Portfolio’s new sub-advisory agreement. The proposal to enter into a permanent sub-advisory agreement with ING IM will require approval by the Portfolio’s shareholders.

Effective March 1, 2012, the Portfolio’s advisory fee payable to the Adviser will change.

A Proxy Statement/Prospectus detailing the proposal to enter into a permanent sub-advisory agreement with ING IM is expected to be mailed to shareholders on or about May 25, 2012, and a shareholder meeting is scheduled to be held on or about July 10, 2012. The Portfolio will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval is obtained, a new sub-advisory agreement with ING IM will be effective on or about July 10, 2012.

1.	Effective on or about February 21, 2012, the Portfolio’s SAI will be revised as follows:

a.	The first paragraph of the section entitled “Adviser” of the Portfolio’s SAI is deleted and replaced with the following:

The investment adviser for each Portfolio is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Directors of the Portfolios, has the overall responsibility for the management of each Portfolio subject to delegation of certain responsibilities to other ING Investments advisers including ING Investment Management Co. LLC (“ING IM”) (the “Sub-Adviser”). ING IM is the Sub-Adviser to all the Portfolios. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 85 million private, corporate, and institutional clients in more than 40 countries. With a diverse workforce of about 105,000 people, ING Groep is dedicated to setting the standard in helping its clients manage their financial future. The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

b.	The sixth paragraph on page 88 and the fourth paragraph on page 91 of the Portfolio’s SAI are deleted.

c.	The section entitled “Sub-Adviser - Portfolio Managers” of the Portfolio’s SAI is deleted in its entirety and replaced with the following:

Portfolio Managers

ING IM

All Portfolios

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2011.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Bob Kase	0	$0	0	$0	1	$1,286,745,944
Michael Mata	5	$4,526,251,347	1	$56,391,712	2	$362,180,190
Steve Sedmak	15	$9,959,390,726	0	$0	3	$41,220,201
Matthew Toms	4	$3,613,319,764	0	$0	0	$0
May Tong	15	$9,959,390,726	0	$0	0	$0

Compensation

For Bob Kase, Michael Mata, Steve Sedmak, Matthew Toms, and May Tong, the portfolio managers (“Portfolio Managers”) for the Portfolios, compensation consists of: (i) fixed base salary; (ii) bonus which is based on the Sub-Adviser’s performance, one- , three - and five-year pre-tax performance of the accounts the Portfolio Managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and asset and revenue growth of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, ING Groep.

The Portfolio Managers for the Portfolios are also eligible to participate in an annual incentive plan delivered in part in cash and in part deferred award in the form of ING stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. The Sub-Adviser has defined indices (the S&P ASX 200 Index for ING Australia Index Portfolio; Euro STOXX 50® Index for ING Euro STOXX 50® Index Portfolio; the FTSE 100 Index® for the ING FTSE 100 Index® Portfolio; the TOPIX Index® for the ING Japan TOPIX Index® Portfolio; the Hang Seng Index for the ING Hang Seng Index Portfolio; the Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index for International Index Portfolio; the Russell Top 200® Index for ING RussellTM Large Cap Index Portfolio; the Russell Top 200® Growth Index for the ING RussellTM Large Cap Growth Index; the Russell Top 200® Value Index for the ING RussellTM Large Cap Value Index Portfolio; the Russell Mid Cap Index for ING RussellTM Mid Cap Index Portfolio; the Russell Midcap® Growth Index for the ING RussellTM Mid Cap Growth Index Portfolio; the Russell 2000® Index for ING RussellTM Small Cap Index Portfolio, the Barclays Capital U.S. Aggregate Bond (“BCAB”) Index for the ING U.S. Bond Index Portfolio; and the WisdomTreeSM Global High-Yielding Equity Index for the WisdomTreeSM Global High-Yielding Equity Index Portfolio) and set performance goals to appropriately reflect requirements for the investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments); and revenue growth for all accounts managed by the team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (45% investment performance, 15% net cash flow, and 15% revenue growth).

Based on job function, internal comparators, and external market data, the Portfolio Managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards are paid in a combination of ING restricted stocks and performance shares and vest in three years.

If the Portfolio Managers’ fixed base salary compensation exceeds a particular threshold, they may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stocks, or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Potential Material Conflicts of Interest

A Portfolio Manager may be subject to potential conflicts of interest because the Portfolio Manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the Portfolio Manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the Portfolio Manager’s accounts.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A Portfolio Manager may also manage accounts whose objectives and policies differ from that of a Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may not be appropriate for the Portfolio. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a Portfolio Manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by the Portfolio Managers as of December 31, 2011, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Portfolio	Dollar Range of Securities of the Portfolio Owned
Bob Kase	ING U.S. Bond Index	None
Michael Mata	ING U.S. Bond Index	None
Steve Sedmak	ING Australia Index	None
	ING Euro STOXX 50® Index	None
	ING FTSE 100 Index®	None
	ING Hang Seng Index	None
	ING International Index	None
	ING Japan TOPIX Index®	None
	ING RussellTM Large Cap Growth Index	None
	ING RussellTM Large Cap Index	None
	ING RussellTM Large Cap Value Index	None
	ING RussellTM Mid Cap Growth Index	None
	ING RussellTM Mid Cap Index	None
	ING RussellTM Small Cap Index	None
	ING WisdomTreeSM Global HighYielding Equity Index	None
Matthew Toms	ING U.S. Bond Index	None
May Tong	ING Australia Index	None
	ING Euro STOXX 50® Index	None
	ING FTSE 100 Index®	None
	ING Hang Seng Index	None
	ING International Index	None
	ING Japan TOPIX Index®	None
	ING RussellTM Large Cap Growth Index	None
	ING RussellTM Large Cap Index	None
	ING RussellTM Large Cap Value Index	None
	ING RussellTM Mid Cap Growth Index	None
	ING RussellTM Mid Cap Index	None
	ING RussellTM Small Cap Index	None
	ING WisdomTreeSM Global HighYielding Equity Index	None

2.	Effective on or about March 1, 2012, the Portfolio’s SAI will be revised as follows:

a. The table in the section entitled “Advisory Fees” of the Portfolio’s SAI is hereby deleted and replaced with the following:

Portfolio	Gross Annual Advisory Fee	Waiver	Net Annual Advisory Fee
ING Australia Index	0.60% on all assets	(0.25)%(1)	0.35%
ING Euro STOXX 50® Index	0.60% on all assets	(0.25)% (2)	0.35%
ING FTSE 100 Index®	0.60% on all assets	(0.25)%(2)	0.35%
ING Hang Seng Index	0.60% on all assets	(0.10)%(3)	0.50%
ING International Index	0.38% on all assets	0.00%	0.38%
ING Japan TOPIX Index®	0.60% on all assets	(0.25)%(2)	0.35%
ING RussellTM Large Cap Growth Index	0.45% on all assets	(0.10)%(3)	0.35%
ING RussellTM Large Cap Index	0.25% on all assets	0.00%	0.25%
ING RussellTM Large Cap Value Index	0.45% on all assets	(0.10)%(3)	0.35%
ING RussellTM Mid Cap Growth Index	0.45% on all assets	(0.10)%(3)	0.35%
ING RussellTM Mid Cap Index	0.31% on all assets	0.00%	0.31%
ING RussellTM Small Cap Index	0.33% on all assets	0.00%	0.33%
ING U.S. Bond Index	0.32% on the first $500 million 0.30% next $500 million 0.28% next $1 billion 0.26% next $2 billion 0.24% in excess of $4 billion	0.00%	0.32% on the first $500 million 0.30% next $500 million 0.28% next $1 billion 0.26% next $2 billion 0.24% in excess of $4 billion
ING WisdomTreeSM Global High-Yielding Equity Index	0.46% on all assets	0.00%	0.46%

(1)

Pursuant to a side agreement dated February 28, 2011, ING Investments, LLC has agreed to waive 0.25% of the Portfolio’s advisory fee through May 1, 2014. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it and it is not eligible for recoupment.

(2)

Pursuant to a side agreement dated August 3, 2009, ING Investments, LLC has agreed to waive 0.25% of each Portfolio’s advisory fee through August 5, 2012. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it and it is not eligible for recoupment.

(3)

Pursuant to a side agreement dated May 1, 2011, ING Investments, LLC has agreed to waive 0.10% of each Portfolio’s advisory fee through May 1, 2012. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it and it is not eligible for recoupment.

b.	The first sentence of the third paragraph of the section entitled “Adviser Fees Waived or Recouped” of the Portfolio’s SAI is hereby amended to add the following at the end of the sentence:

(for ING U.S. Bond Index Portfolio, the expense limitations will continue through May 1, 2014)

c.	The eighth sentence of the first paragraph of the section entitled “Shareholder Service and Distribution Plans” of the Portfolio’s SAI is hereby amended to add the following at the end of the sentence:

(for ING U.S. Bond Index Portfolios, the waiver will continue through May 1, 2013)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE